OPERATIONS - Amounts related to radio frequencies to be paid (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) installment
Disclosure of nature of operations [Line items]
Total	R$ 4,459,442
License fee amount payable period from receipt of the notification issued by ANATEL	30 days
Number of installments of contributions of resources | installment	2
Percentage of contribution of first installment	50.00%
First Installment Period from Constitution	10 days
Percentage of contribution of second installment	50.00%
Second installment of contribution period from first installment date	120 days
B2
Disclosure of nature of operations [Line items]
Total	R$ 1,933,399
Lots D35
Disclosure of nature of operations [Line items]
Total	474,923
E7
Disclosure of nature of operations [Line items]
Total	176,400
F1
Disclosure of nature of operations [Line items]
Total	29,000
F3
Disclosure of nature of operations [Line items]
Total	231,000
F5
Disclosure of nature of operations [Line items]
Total	30,000
G3 / G4 / G5
Disclosure of nature of operations [Line items]
Total	1,584,720
ANATEL
Disclosure of nature of operations [Line items]
Total	928,738
ANATEL | B2
Disclosure of nature of operations [Line items]
Total	249,834
ANATEL | Lots D35
Disclosure of nature of operations [Line items]
Total	54,032
ANATEL | E7
Disclosure of nature of operations [Line items]
Total	176,400
ANATEL | F1
Disclosure of nature of operations [Line items]
Total	29,000
ANATEL | F3
Disclosure of nature of operations [Line items]
Total	231,000
ANATEL | F5
Disclosure of nature of operations [Line items]
Total	30,000
ANATEL | G3 / G4 / G5
Disclosure of nature of operations [Line items]
Total	158,472
Entidade Administradora de Faixa ("EAF")
Disclosure of nature of operations [Line items]
Total	R$ 2,104,456
Fixed percentage of contribution after first installment	20.00%
Frequency of installments after the first installment, in months	30 days
Entidade Administradora de Faixa ("EAF") | B2
Disclosure of nature of operations [Line items]
Total	R$ 1,683,565
Entidade Administradora de Faixa ("EAF") | Lots D35
Disclosure of nature of operations [Line items]
Total	420,891
Entidade Administradora de Faixa ("EAF") | E7
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora de Faixa ("EAF") | F1
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora de Faixa ("EAF") | F3
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora de Faixa ("EAF") | F5
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora de Faixa ("EAF") | G3 / G4 / G5
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE")
Disclosure of nature of operations [Line items]
Total	R$ 1,426,248
Fixed percentage of contribution after first installment	20.00%
Frequency of installments after the first installment, in months	6 months
Entidade Administradora da Conectividade de Escolas ("EACE") | B2
Disclosure of nature of operations [Line items]
Total	R$ 0
Entidade Administradora da Conectividade de Escolas ("EACE") | Lots D35
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE") | E7
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE") | F1
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE") | F3
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE") | F5
Disclosure of nature of operations [Line items]
Total	0
Entidade Administradora da Conectividade de Escolas ("EACE") | G3 / G4 / G5
Disclosure of nature of operations [Line items]
Total	R$ 1,426,248